Financial instruments - IBRO Reform (Details) - Derivative financial instruments $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 2,170
Financial liabilities	1,176
Notional amount	15,862
USD LIBOR (1 month)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	34
Financial liabilities
USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1,898
Financial liabilities	1,176
Notional amount	4,754
USD LIBOR (6 months)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	238
EUR Fixed to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,311
GBP Fixed to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,078
CHF Fixed to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,359
MYR LIBOR (3 months) to USD LIBOR (3 months)
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 360